Property, vessels and equipment, summary (Details) $ in Thousands			12 Months Ended
		Jun. 20, 2016 MXN ($)	Dec. 31, 2017 MXN ($) Vessel	Dec. 31, 2016 MXN ($) Vessel
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 9,564,872	$ 9,553,079
Additions			80,222	162,072
Disposals			15,281	87,014
Transfers and others			(6,427,585)	482,002
Depreciation/impairment			578,693	545,267
Net balances at year end			2,623,535	9,564,872
Revaluation surplus			1,220,277	2,707,040
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation			313,926	561,113
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			8,028,276	8,131,363
Additions			99	7,835
Disposals			2,113	0
Transfers and others	[1]		6,424,674	357,027
Depreciation/impairment	[2]		483,338	467,949
Net balances at year end			$ 1,118,250	$ 8,028,276
Estimated useful lives (years)			25	25
Property, plant and equipment, revaluation surplus			$ 941,957
Revaluation surplus			7,445,415	$ 207,669
Loss from revaluation			$ 56,213	$ 23,304
Number of vessels revaluated | Vessel			2	2
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 363	$ 423
Additions			0	0
Disposals			0	0
Transfers and others			0	0
Depreciation/impairment			45	60
Net balances at year end			$ 318	$ 363
Estimated useful lives (years)			40	40
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 4,457	$ 53,547
Additions			62,172	9,021
Disposals			0	0
Transfers and others			(1,266)	(208)
Depreciation/impairment			52,755	57,903
Net balances at year end			$ 12,608	$ 4,457
Estimated useful lives (years)			2.5	2.5
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 253,396	$ 186,937
Additions			0	11
Disposals			0	4,531
Transfers and others			0	80,593	[3]
Depreciation/impairment			11,192	9,614
Net balances at year end			$ 242,204	$ 253,396
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			20	20
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			25	25
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 1,242	$ 0
Additions			0	63
Disposals			0	0
Transfers and others			0	2,076
Depreciation/impairment			595	897
Net balances at year end			$ 647	$ 1,242
Estimated useful lives (years)			10	10
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 794	$ 552
Additions			272	254
Disposals			0	0
Transfers and others			0	465
Depreciation/impairment			510	477
Net balances at year end			$ 556	$ 794
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			3	3
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			4	4
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 3,319	$ 4,120
Additions			425	488
Disposals			0	0
Transfers and others			4,118	6
Depreciation/impairment			977	1,295
Net balances at year end			$ 6,885	$ 3,319
Estimated useful lives (years)			10	10
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 4,203	$ 5,506
Additions			508	1,734
Disposals			0	915
Transfers and others			1,247	290
Depreciation/impairment			2,207	2,412
Net balances at year end			$ 3,751	$ 4,203
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			4.5	4.5
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)			10	10
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			$ 9,556	$ 13,330
Additions			226	419
Disposals			0	0
Transfers and others			(67)	467
Depreciation/impairment			2,074	4,660
Net balances at year end			7,641	9,556
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			8,305,606	8,395,778
Additions			63,702	19,825
Disposals			2,113	5,446
Transfers and others			(6,420,642)	440,716
Depreciation/impairment			553,693	545,267
Net balances at year end			1,392,860	8,305,606
Land [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			1,060,661	880,620
Additions			0	0
Disposals			41	81,568	[4]
Transfers and others			148,807	261,609	[3]
Depreciation/impairment			25,000
Net balances at year end			1,184,427	1,060,661
Land [Member] | Optimus [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Gain on sale of real property		$ 111,212
Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at year start			198,605	276,681
Additions			16,520	142,247
Disposals			13,127	0
Transfers and others			(155,750)	(220,323)
Net balances at year end			$ 46,248	198,605
Land, Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Revaluation surplus				$ 216,965

[1]	In 2017 is comprised primarily for revaluation surplus by $941,957 net of reduction for deconsolidation of TMM DM in a total of $7,445,415. In 2016 relates to revaluation surplus by $207,669 and the acquisition of the TMM Colima tugboat in December 2016.
[2]	Includes $56,213 loss from revaluation of two vessels in 2017 and $23,304 loss from revaluation of two vessels in 2016.
[3]	In 2016 is mainly comprised of the revaluation surplus of $ 216,965 net of other transfers.
[4]	It includes the sale of a real property to Optimus on June 20, 2016, with a gain for a total of $111,212. (see Note 22). The receivable derived from this sale will be capitalized as described in Note 14 below. This transaction is considered a non-cash flow transaction for purposes of presentation in the consolidated statements of cash flows.